MOMENTUMSM

Equitable Financial Life Insurance Company

Issued through: Separate Account A

Summary Prospectus for Existing Investors

May 1, 2023

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146680. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

MOMENTUMSM is a group deferred annuity contract. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

#408512

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you purchased your contract.

OTHER

New age for beginning lifetime required minimum distributions from tax-qualified contracts: Effective for distributions made after December 31, 2022, the age after which lifetime required minimum distributions must begin for all traditional IRAs (including SEP IRAs and SIMPLE IRAs), as well as all other tax-favored and tax-qualified employer sponsored plans under Internal Revenue Code Sections 401(a), including 401(k) (qualified plans), 403(b) (TSAs) and 457(b) plans (EDCs) has increased from 72 to 73 for individuals who attain age 72 after December 31, 2022, and attain age 73 before January 1, 2033. This age will further increase to age 75 for individuals who attain age 74 after December 31, 2032. If you were born on or after January 1, 1951, you are impacted by this change. All other requirements for the timing of lifetime required minimum distributions remain the same. This means, for example, if you were born before January 1, 1951, then the increase in the age when lifetime required minimum distributions must begin does not apply to you and you must begin and/or continue to take lifetime required minimum distributions as required before the passage of the newly passed SECURE 2.0 Act. Please consult your tax adviser about your individual circumstances.

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract before the end of the 6th contract year since your last contribution, you will be assessed a withdrawal charge of up to 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

For additional information about the charges for surrenders and early withdrawals charges see “Withdrawal charge” in “Charges under the contract” under “Charges and expenses” in the prospectus.

Transaction Charges

In addition to withdrawal charges you may also be charged for other transactions (including loans and for special requests such as express mail or duplicate contracts). If an employer or plan trustee elects our recordkeeping option, checkwriting fees may apply.

For additional information about transaction charges see “Charges under the contract” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)	The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending if you choose the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based the options you have elected.

Annual Fee	Minimum	Maximum

Base Contracts(1)	1.34%	1.49%
Investment options (Portfolio fees and expenses)(2)	0.56%	1.41%

(1) Expressed as an annual percent of daily net assets in the variable investment options.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,746	Highest Annual Cost $2,549

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers, loans or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract, optional benefits and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.
RISKS
Risk of Loss	The contract is subject to the risk of loss. You could lose some or all of your retirement account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in the prospectus.
Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Portfolios of the Trusts” and “Guaranteed interest option” in “Purchasing the Contract” in the prospectus.

See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s retirement account value and the optional benefits. The general obligations, including the guaranteed interest option, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the retirement account value from any variable investment option to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option.

For more information see “About Separate Account A” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus.

Other Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more optional benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the retirement account variable investment options, you may no longer be able to fund your retirement account. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA.

For additional information about the optional benefits see “How contributions can be made” in ”Purchasing the Contract” in the prospectus. See also ”Payment of Death Benefit” and “Other Benefits” in “Benefits available under the contract” in the prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146680. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	3.09%	6.41%	9.64%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	-5.97%	1.32%	3.51%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		-10.67%	4.98%	9.45%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15%	^	0.07%	8.76%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.91%		-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.91%		-28.45%	5.28%	9.52%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		-18.31%	4.64%	7.78%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	-1.47%	—	—
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	-18.97%	9.23%	12.11%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	-32.13%	7.29%	10.17%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%		-19.46%	8.13%	11.43%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	-12.62%	0.71%	1.79%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.08%		-14.52%	1.87%	3.52%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.65%	^	-8.76%	0.20%	0.50%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-12.86%	0.91%	1.03%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	-18.55%	8.81%	11.89%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	-17.06%	4.03%	8.30%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	-20.96%	2.87%	6.20%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65%	^	-7.67%	-0.21%	0.01%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%		-14.12%	1.33%	3.60%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75%	^	-11.89%	1.03%	3.90%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.07%		-13.63%	0.33%	3.09%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	0.49%	7.75%	10.75%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		-16.57%	9.19%	9.46%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		0.20%	8.15%	12.37%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		-18.42%	8.00%	11.24%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.72%		-29.53%	10.17%	13.27%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		-8.16%	5.95%	9.55%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		-11.60%	5.67%	9.46%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2022)
				1 year	5 year	10 year
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	-28.02%	6.89%	11.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	-15.20%	4.30%	6.03%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%	^	-13.60%	5.99%	10.02%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.95%		-14.58%	4.62%	8.96%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		-15.47%	2.33%	4.25%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		-17.08%	3.58%	6.07%
Money Market	EQ/Money Market* — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	-44.23%	7.50%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	-0.57%	0.72%	0.71%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.80%		-10.18%	-0.30%	0.19%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		-19.80%	4.18%	8.77%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%	^	-38.64%	4.23%	10.63%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		-15.11%	4.44%	8.43%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		-32.15%	8.59%	12.39%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.85%	^	-12.77%	-0.45%	0.46%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25%	^	-37.29%	10.37%	15.05%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	-14.13%	2.08%	4.14%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	-15.23%	3.39%	5.92%
Asset Allocation	Target 2035 Allocation — EIMG	1.06%		-16.32%	4.27%	6.97%
Asset Allocation	Target 2045 Allocation — EIMG	1.06%		-16.73%	4.79%	7.75%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	-17.56%	5.32%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Original certificates

Original certificates are MOMENTUMSM certificates under which the MOMENTUMSM employer has not elected to add any new variable investment options. Therefore, only Multimanager Aggressive Equity, EQ/Moderate Allocation, EQ/Common Stock Index and EQ/Money Market variable investment options are available.

Selecting your investment method.  Employers and plan trustees should note that for original certificates, only the guaranteed interest option, Multimanager Aggressive Equity, EQ/Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options are available.

Transferring the retirement account value.  The EQ/Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.

Default option for the forfeiture account.  We allocate amounts in the forfeiture account to the default option. For original certificates, the guaranteed interest option is the default option.

MOMENTUMSM

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about MOMENTUMSM, the Company and Separate Account A. The Prospectus and SAI each dated May 1, 2023 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 528-0204. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146680.

Class/Contract Identifier: C000024811

(#408512)